Income Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	$ 34.00%	$ 34.00%
Operating Loss Carryforwards, Valuation Allowance	$ 2,729,176	$ 794,829